SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Certain risks and concentrations (Details) - Total revenues - Customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
A
Concentration Risk [Line Items]
Concentration risk (in percent)	16.40%
B
Concentration Risk [Line Items]
Concentration risk (in percent)	14.30%
C
Concentration Risk [Line Items]
Concentration risk (in percent)		10.80%	11.30%
D
Concentration Risk [Line Items]
Concentration risk (in percent)		10.20%	15.70%
E
Concentration Risk [Line Items]
Concentration risk (in percent)			10.60%